ROU ASSET AND LEASES (Tables)	12 Months Ended
Aug. 31, 2022
Rou Asset And Leases
SUMMARY OF ROU ASSET AND OPERATING LEASE LIABILITIES

The following is a summary of ROU asset and operating lease liabilities:

	August 31, 2022	August 31, 2021
Assets:
ROU asset	$442,020	$-

Liabilities:
Current:
Operating lease liabilities	$117,686	$-
Non-current
Operating lease liabilities	355,186	-
Total lease liabilities	$472,872	$-

SCHEDULE OF MATURITIES OF LEASE LIABILITIES	As of August 31, 2022, remaining maturities of lease liabilities were as follows:
Operating lease
2023	$117,686
2024	135,821
2025	112,235
2026	78,291
2027 and thereafter	28,839
Total	$472,872